DERIVATIVES	12 Months Ended
Dec. 31, 2021
DERIVATIVES
17. DERIVATIVES
We enter into foreign currency forward and option contracts to offset the earnings impact that foreign exchange rate fluctuations would otherwise have on certain monetary liabilities that are denominated in nonfunctional currencies.
Cash Flow Hedging Instruments
We enter into foreign currency forward contracts that are designated as cash flow hedges. The settlement of these derivatives results in reclassifications from accumulated other comprehensive loss to earnings for the period in which the settlement of these instruments occurs. The maximum period for which we hedge our cash flow using these instruments is 12 months. At December 31, 2021, no foreign currency forward contracts were designated as cash flow hedges.
The impact from foreign exchange derivative instruments designated as cash flow hedges was as follows:

Years Ended December 31,	2021	2020
Gain recorded in accumulated other comprehensive loss	$97	$1,205
Loss (gain) reclassified from accumulated other comprehensive loss into earnings	$305	$(574)
At December 31, 2021, no
pre-tax
gain (loss) is expected to be reclassified into earnings related to foreign exchange hedging within the next 12 months.
Derivatives Not Designated as Hedging Instruments
We have also entered into foreign currency forward and option contracts that are either not designated as hedges or did not qualify for hedge accounting. These derivative instruments were effective economic hedges for all of the periods presented. The fair value gains and losses on these contracts are recognized in earnings as a component of selling, general and administrative expenses. We had only one foreign currency exchange contract not
designated as a hedging instrument at December 31, 2021, the total notional value of which was $5,700, and such contract subsequently expired during January 2022.
We recognized losses of $237, $490, and $540 from foreign currency forward and option contracts not designated as hedging instruments in our consolidated statements of income for 2021, 2020, and 2019, respectively.
The following table summarizes the fair value of derivative instruments, which consist solely of foreign exchange contracts, included in accrued expenses and other current liabilities in our consolidated balance sheets. See Note 18.

	Asset Derivatives		Liability Derivatives
December 31,	2021	2020	2021	2020
Derivatives designated as hedging instruments	$—	$—	$—	$91
Derivatives not designated as hedging instruments	—	—	5	10

Total derivative instruments	$—	$—	$5	$101